Expense Example - Global Infrastructure Fund	Dec. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 568
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,085
Expense Example, with Redemption, 10 Years	1,850
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,180
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,157
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,061